UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03081
BNY Mellon Appreciation Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/24
ITEM 1 - Reports to Stockholders

BNY Mellon Appreciation Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Investor Shares – DGAGX
This annual shareholder report contains important information about BNY Mellon Appreciation Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$92	0.87%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Investor Shares returned 12.42%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  The market delivered a 25% gain as investor optimism was supported by earnings growth, a resilient economy, the Federal Reserve’s pivot toward monetary easing and a change in political leadership.
  Sector allocation in the real estate, materials and utilities sectors added most to the Fund’s relative performance.
  Performance was hampered by security selection in the information technology, consumer discretionary and communication services sectors. Especially in information technology, underweights in certain high-valuation stocks detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Investor Shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Investor Shares	12.42%	12.02%	11.44%
S&P 500® Index	25.02%	14.52%	13.10%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,160	49	$7,552,163	12.56%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
34.5%
Financials
18.3%
Consumer Discretionary
13.5%
Health Care
12.9%
Industrials
7.0%
Communication Services
4.7%
Energy
4.0%
Consumer Staples
2.6%
Materials
1.1%
Real Estate
1.0%
Net Other Assets and Liabilities
0.4%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0141AR1224
BNY Mellon Appreciation Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class I – DGIGX
This annual shareholder report contains important information about BNY Mellon Appreciation Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.65%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class I shares returned 12.65%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  The market delivered a 25% gain as investor optimism was supported by earnings growth, a resilient economy, the Federal Reserve’s pivot toward monetary easing and a change in political leadership.
  Sector allocation in the real estate, materials and utilities sectors added most to the Fund’s relative performance.
  Performance was hampered by security selection in the information technology, consumer discretionary and communication services sectors. Especially in information technology, underweights in certain high-valuation stocks detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Class I	12.65%	12.28%	11.66%
S&P 500® Index	25.02%	14.52%	13.10%
Periods prior to the inception date of the Fund’s Class I shares (8/31/2016) reflect the performance of the Fund’s Investor Shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class I shares.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit im.bny.com/literaturecenter.
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,160	49	$7,552,163	12.56%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4041AR1224

BNY Mellon Appreciation Fund, Inc.
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class Y – DGYGX
This annual shareholder report contains important information about BNY Mellon Appreciation Fund, Inc. (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$62	0.58%
How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class Y shares returned 12.74%.
  In comparison, the S&P 500® Index (the “Index”) returned 25.02% for the same period.
What affected the Fund’s performance?
  The market delivered a 25% gain as investor optimism was supported by earnings growth, a resilient economy, the Federal Reserve’s pivot toward monetary easing and a change in political leadership.
  Sector allocation in the real estate, materials and utilities sectors added most to the Fund’s relative performance.
  Performance was hampered by security selection in the information technology, consumer discretionary and communication services sectors. Especially in information technology, underweights in certain high-valuation stocks detracted.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the S&P 500® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Class Y	12.74%	12.36%	11.79%
S&P 500® Index	25.02%	14.52%	13.10%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$2,160	49	$7,552,163	12.56%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0146AR1224

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,261 in 2023 and $36,986 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $10,726 in 2023 and $11,109 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2023 and $4,763 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $6,737 in 2023 and $7,439 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item,

were $7,535 in 2023 and $8,529 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,865,667 in 2023 and $1,429,804 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Appreciation Fund, Inc.
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024

Class	Ticker
Investor	DGAGX
I	DGIGX
Y	DGYGX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Appreciation Fund, Inc.
Statement of Investments
December 31, 2024

Description	Shares	Value ($)
Common Stocks — 99.6%
Capital Goods — 2.5%
BAE Systems PLC	2,696,645	38,772,554
Deere & Co.	14,750	6,249,575
Otis Worldwide Corp.	92,165	8,535,401
		53,557,530
Commercial & Professional Services — 1.5%
Automatic Data Processing, Inc.	64,530	18,889,867
Verisk Analytics, Inc.	49,490	13,631,031
		32,520,898
Consumer Discretionary Distribution & Retail — 7.1%
Amazon.com, Inc. (a)	628,330	137,849,319
The Home Depot, Inc.	42,000	16,337,580
		154,186,899
Consumer Durables & Apparel — 3.5%
Hermes International SCA	8,305	19,975,549
LVMH Moet Hennessy Louis Vuitton SE	58,720	38,654,359
NIKE, Inc., Cl. B	227,015	17,178,225
		75,808,133
Consumer Services — 2.8%
Marriott International, Inc., Cl. A	80,635	22,492,327
McDonald’s Corp.	129,180	37,447,990
		59,940,317
Energy — 4.0%
Chevron Corp.	377,550	54,684,342
Exxon Mobil Corp.	302,855	32,578,112
		87,262,454
Financial Services — 16.1%
Berkshire Hathaway, Inc., Cl. A (a),(b)	66	44,940,720
Blackrock, Inc.	55,310	56,698,834
CME Group, Inc.	121,780	28,280,969
Intercontinental Exchange, Inc.	220,360	32,835,844
Mastercard, Inc., Cl. A	76,680	40,377,388
S&P Global, Inc.	116,772	58,155,959
Visa, Inc., Cl. A (b)	269,900	85,299,196
		346,588,910
Food, Beverage & Tobacco — 2.0%
PepsiCo, Inc.	144,590	21,986,356
The Coca-Cola Company	352,240	21,930,462
		43,916,818
Health Care Equipment & Services — 6.9%
Abbott Laboratories	289,480	32,743,083
Intuitive Surgical, Inc. (a)	88,125	45,997,725
UnitedHealth Group, Inc.	137,410	69,510,222
		148,251,030
Household & Personal Products — .6%
The Procter & Gamble Company	77,720	13,029,758
Insurance — 2.3%
The Progressive Corp.	203,540	48,770,219

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.6% (continued)
Materials — 1.1%
The Sherwin-Williams Company	70,360	23,917,475
Media & Entertainment — 4.7%
Alphabet, Inc., Cl. C	531,975	101,309,319
Pharmaceuticals, Biotechnology & Life Sciences — 6.0%
AstraZeneca PLC, ADR	352,800	23,115,456
Eli Lilly & Co.	25,000	19,300,000
Novo Nordisk A/S, ADR	770,385	66,268,518
Zoetis, Inc.	129,595	21,114,913
		129,798,887
Real Estate Management & Development — 1.0%
CoStar Group, Inc. (a)	312,885	22,399,437
Semiconductors & Semiconductor Equipment — 11.3%
ASML Holding NV	76,620	53,103,790
NVIDIA Corp.	635,000	85,274,150
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	203,960	40,280,060
Texas Instruments, Inc.	346,670	65,004,092
		243,662,092
Software & Services — 14.7%
Adobe, Inc. (a)	72,555	32,263,757
Gartner, Inc. (a)	29,300	14,194,971
Intuit, Inc.	81,925	51,489,863
Microsoft Corp.	410,545	173,044,717
ServiceNow, Inc. (a)	43,490	46,104,619
		317,097,927
Technology Hardware & Equipment — 8.5%
Apple, Inc.	733,690	183,730,650
Transportation — 3.0%
Canadian Pacific Kansas City Ltd.	356,320	25,786,878
Old Dominion Freight Line, Inc.	100,000	17,640,000
Union Pacific Corp.	93,475	21,316,039
		64,742,917
Total Common Stocks (cost $774,140,700)		2,150,491,670

	1-Day Yield (%)
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $10,777,664)	4.54	10,777,664	10,777,664
Total Investments (cost $784,918,364)		100.1%	2,161,269,334
Liabilities, Less Cash and Receivables		(.1)%	(1,186,465)
Net Assets		100.0%	2,160,082,869

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At December 31, 2024, the value of the fund’s securities on loan was $63,562,259 and the value of the collateral was
$64,626,012, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 12/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	10,476,361	277,196,502	(276,895,199)	10,777,664	571,923
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	18,776,770	(18,776,770)	-	65,528††
Total - .5%	10,476,361	295,973,272	(295,671,969)	10,777,664	637,451

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $63,562,259)—Note 1(c):
Unaffiliated issuers	774,140,700	2,150,491,670
Affiliated issuers	10,777,664	10,777,664
Dividends and securities lending income receivable		1,303,039
Tax reclaim receivable—Note 1(b)		605,707
Receivable for shares of Common Stock subscribed		349,763
Prepaid expenses		40,456
		2,163,568,299
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(b)		1,064,474
Due to Fayez Sarofim & Co., LLC		411,969
Payable for shares of Common Stock redeemed		1,800,960
Directors’ fees and expenses payable		4,333
Other accrued expenses		203,694
		3,485,430
Net Assets ($)		2,160,082,869
Composition of Net Assets ($):
Paid-in capital		733,532,021
Total distributable earnings (loss)		1,426,550,848
Net Assets ($)		2,160,082,869

Net Asset Value Per Share	Investor Shares	Class I	Class Y
Net Assets ($)	1,689,758,620	292,054,532	178,269,717
Shares Outstanding	43,124,868	7,532,113	4,580,244
Net Asset Value Per Share ($)	39.18	38.77	38.92
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $639,433 foreign taxes withheld at source):
Unaffiliated issuers	26,781,718
Affiliated issuers	571,923
Income from securities lending—Note 1(c)	65,528
Total Income	27,419,169
Expenses:
Management fee—Note 3(a)	7,552,163
Shareholder servicing costs—Note 3(b)	5,411,427
Sub-advisory fee—Note 3(a)	4,940,137
Directors’ fees and expenses—Note 3(c)	184,195
Prospectus and shareholders’ reports	140,212
Professional fees	110,952
Registration fees	76,278
Loan commitment fees—Note 2	50,640
Custodian fees—Note 3(b)	46,514
Chief Compliance Officer fees—Note 3(b)	20,251
Miscellaneous	44,389
Total Expenses	18,577,158
Less—reduction in fees due to earnings credits—Note 3(b)	(69,875)
Net Expenses	18,507,283
Net Investment Income	8,911,886
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	353,211,966
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(92,678,068)
Net Realized and Unrealized Gain (Loss) on Investments	260,533,898
Net Increase in Net Assets Resulting from Operations	269,445,784
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
Operations ($):
Net investment income	8,911,886	14,985,566
Net realized gain (loss) on investments	353,211,966	157,264,542
Net change in unrealized appreciation (depreciation) on investments	(92,678,068)	237,875,852
Net Increase (Decrease) in Net Assets Resulting from Operations	269,445,784	410,125,960
Distributions ($):
Distributions to shareholders:
Investor Shares	(262,739,427)	(121,615,237)
Class I	(48,921,192)	(25,700,094)
Class Y	(28,613,267)	(14,068,717)
Total Distributions	(340,273,886)	(161,384,048)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	27,624,785	29,456,355
Class I	52,230,385	87,145,211
Class Y	24,523,176	31,820,723
Distributions reinvested:
Investor Shares	249,320,381	115,411,147
Class I	42,744,275	22,538,093
Class Y	27,132,603	12,791,961
Cost of shares redeemed:
Investor Shares	(219,646,352)	(158,943,511)
Class I	(136,979,772)	(109,275,002)
Class Y	(55,215,203)	(44,800,150)
Increase (Decrease) in Net Assets from Capital Stock Transactions	11,734,278	(13,855,173)
Total Increase (Decrease) in Net Assets	(59,093,824)	234,886,739
Net Assets ($):
Beginning of Period	2,219,176,693	1,984,289,954
End of Period	2,160,082,869	2,219,176,693

	Year Ended December 31,
	2024	2023
Capital Share Transactions (Shares):
Investor Shares(a)
Shares sold	648,653	754,993
Shares issued for distributions reinvested	6,091,160	2,925,897
Shares redeemed	(5,073,226)	(4,053,037)
Net Increase (Decrease) in Shares Outstanding	1,666,587	(372,147)
Class I(a)
Shares sold	1,237,115	2,253,926
Shares issued for distributions reinvested	1,053,469	576,481
Shares redeemed	(3,213,586)	(2,832,387)
Net Increase (Decrease) in Shares Outstanding	(923,002)	(1,980)
Class Y
Shares sold	565,686	819,654
Shares issued for distributions reinvested	666,720	326,167
Shares redeemed	(1,278,784)	(1,144,583)
Net Increase (Decrease) in Shares Outstanding	(46,378)	1,238

(a)
During the period ended December 31, 2024, 40,007 Investor shares representing $1,715,652 were exchanged for 40,366 Class I shares and during the period ended December 31, 2023, 11,336 Investor shares representing $460,697 were exchanged for 11,428 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended December 31,
Investor Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	40.76	36.20	48.09	39.40	33.69
Investment Operations:
Net investment income(a)	.15	.25	.22	.17	.23
Net realized and unrealized gain (loss) on investments	5.06	7.34	(8.79)	10.40	7.56
Total from Investment Operations	5.21	7.59	(8.57)	10.57	7.79
Distributions:
Dividends from net investment income	(.15 )	(.26 )	(.23 )	(.16 )	(.23 )
Dividends from net realized gain on investments	(6.64)	(2.77)	(3.09)	(1.72)	(1.85)
Total Distributions	(6.79)	(3.03)	(3.32)	(1.88)	(2.08)
Net asset value, end of period	39.18	40.76	36.20	48.09	39.40
Total Return (%)	12.42	21.40	(17.95)	27.03	24.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.88	.89	.88	.88	.89
Ratio of net expenses to average net assets	.87	.87	.88	.88	.89
Ratio of net investment income to average net assets	.33	.65	.55	.37	.66
Portfolio Turnover Rate	12.56	3.76	9.01	4.43	9.52
Net Assets, end of period ($ x 1,000)	1,689,759	1,690,039	1,514,145	2,025,070	1,695,878

(a)	Based on average shares outstanding.
See notes to financial statements.

	Year Ended December 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	40.40	35.90	47.74	39.12	33.47
Investment Operations:
Net investment income(a)	.24	.34	.31	.26	.30
Net realized and unrealized gain (loss) on investments	5.02	7.28	(8.74)	10.34	7.52
Total from Investment Operations	5.26	7.62	(8.43)	10.60	7.82
Distributions:
Dividends from net investment income	(.25 )	(.35 )	(.32 )	(.26 )	(.32 )
Dividends from net realized gain on investments	(6.64)	(2.77)	(3.09)	(1.72)	(1.85)
Total Distributions	(6.89)	(3.12)	(3.41)	(1.98)	(2.17)
Net asset value, end of period	38.77	40.40	35.90	47.74	39.12
Total Return (%)	12.65	21.69	(17.77)	27.34	24.30
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.65	.66	.66	.65	.66
Ratio of net expenses to average net assets	.65	.66	.66	.65	.66
Ratio of net investment income to average net assets	.56	.88	.77	.59	.88
Portfolio Turnover Rate	12.56	3.76	9.01	4.43	9.52
Net Assets, end of period ($ x 1,000)	292,055	341,607	303,603	423,979	291,289

(a)	Based on average shares outstanding.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	40.53	36.01	47.87	39.23	33.55
Investment Operations:
Net investment income(a)	.27	.37	.34	.29	.32
Net realized and unrealized gain (loss) on investments	5.03	7.29	(8.76)	10.36	7.55
Total from Investment Operations	5.30	7.66	(8.42)	10.65	7.87
Distributions:
Dividends from net investment income	(.27 )	(.37 )	(.35 )	(.29 )	(.34 )
Dividends from net realized gain on investments	(6.64)	(2.77)	(3.09)	(1.72)	(1.85)
Total Distributions	(6.91)	(3.14)	(3.44)	(2.01)	(2.19)
Net asset value, end of period	38.92	40.53	36.01	47.87	39.23
Total Return (%)	12.74	21.76	(17.70)	27.40	24.41
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59	.59	.59	.59	.59
Ratio of net expenses to average net assets	.58	.59	.59	.59	.59
Ratio of net investment income to average net assets	.63	.94	.85	.66	.92
Portfolio Turnover Rate	12.56	3.76	9.01	4.43	9.52
Net Assets, end of period ($ x 1,000)	178,270	187,530	166,542	217,653	152,396

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Appreciation Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Fayez Sarofim & Co., LLC (the “Sub-Adviser”), serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 500 million shares of $.001 par value of  Common Stock. The fund currently has authorized three classes of shares: Investor (300 million shares authorized), Class I (100 million shares authorized) and Class Y (100 million shares authorized). Investor shares are sold primarily to retail investors through financial intermediaries and bear Shareholder Services Plan fees. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Shareholder Service Plan fees. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at

NOTES TO FINANCIAL STATEMENTS (continued)
the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	2,150,491,670	—	—	2,150,491,670
Investment Companies	10,777,664	—	—	10,777,664

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and

NOTES TO FINANCIAL STATEMENTS (continued)
interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2024, BNY earned $8,927 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	63,562,259	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(63,562,259)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders:  Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS (continued)
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,407,280, undistributed capital gains $48,812,306 and unrealized appreciation $1,376,331,262.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows: ordinary income $8,865,313 and $15,092,159, and long-term capital gains $331,408,573 and $146,291,889, respectively.
During the period ended December 31, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $26,943,705 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to an investment advisory agreement with the Adviser, the management fee is computed at the annual rate of .3325% of the value of the fund’s average daily net assets. Pursuant to a sub-investment advisory agreement with the Sub-Adviser, the fund pays the Sub-Adviser a monthly sub-advisory fee at the annual rate of .2175% of the value of the fund’s average daily net assets. Both fees are payable monthly.
(b) Under the Shareholder Services Plan, Investor shares pay the Distributor at an annual rate of .25% of its average daily net assets for

NOTES TO FINANCIAL STATEMENTS (continued)
the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.  The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2024, the fund was charged $4,369,559 pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2024, the fund was charged $248,578 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $69,875.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2024, the fund was charged $46,514 pursuant to the custody agreement.
During the period ended December 31, 2024, the fund was charged $20,251 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $629,791, Shareholder Services Plan fees of $369,369, Custodian fees of $10,500, Chief Compliance Officer fees of $4,304 and Transfer Agent fees of $50,510.
(c) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2024, amounted to $282,357,255 and $598,022,536, respectively.
At December 31, 2024, the cost of investments for federal income tax purposes was $784,935,850; accordingly, accumulated net unrealized appreciation on investments was $1,376,333,484, consisting of $1,386,008,476 gross unrealized appreciation and $9,674,992 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Appreciation Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Appreciation Fund, Inc. (the “Fund”), including the statement of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 21, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended December 31, 2024 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $8,865,313 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund also hereby reports $1.0125 per share as a long-term capital gain distribution paid on March 28, 2024 and $5.6247 per share as a long-term capital gain distribution paid December 16, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-0141NCSRAR1224

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Appreciation Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 14, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 14, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)